RISK MANAGEMENT - Trading book risk - Net position (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Financial liabilities	308,858,471	271,975,564
Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	43,442,310	35,044,878
Financial liabilities	1,105,723	1,509,201
Net position	$ 42,336,587	$ 33,535,677